Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Asset-Backed Securities - 10.3%
Affirm Asset Securitization Trust, 3.4600%, 10/15/24 (144A) $ 19,185 $ 19,150
Aligned Data Centers Issuer LLC, 1.9370%, 8/15/46 (144A) 500,000 437,380
Aqua Finance Trust, 1.5400%, 7/17/46 (144A) 187,338 163,821
Carvana Auto Receivables Trust, 0.8200%, 4/10/25 472 471
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) 547,562 441,244
GoodLeap Sustainable Home Solutions Trust, 2.1000%, 5/20/48 (144A) 797,217 627,020
GoodLeap Sustainable Home Solutions Trust, 2.3100%, 10/20/48 (144A) 203,730 163,158
Jersey Mike's Funding, 4.4330%, 2/15/50 (144A) 124,063 113,991
JPMorgan Chase Bank NA-CACLN, 0.8600%, 2/26/29 (144A) 169,912 161,701
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 54,895 53,229
LL ABS Trust, 3.7600%, 11/15/29 (144A) 60,785 60,011
Mosaic Solar Loan Trust, 1.4400%, 6/20/52 (144A) 373,653 299,219
Mosaic Solar Loan Trust, 1.9200%, 6/20/52 (144A) 373,653 292,135
Oasis Securitization Funding LLC, 2.1430%, 10/15/33 (144A) 59,554 58,721
PACEWell 5 Trust, 2.6280%, 10/10/59 (144A) 239,515 187,026
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 41,621 40,530
Sunrun Demeter Issuer LLC, 2.2700%, 1/30/57 (144A) 227,519 185,604
Tesla Auto Lease Trust, 0.3600%, 9/22/25 (144A) 260,175 258,704
Tricolor Auto Securitization Trust, 3.3000%, 2/18/25 (144A) 33,066 32,938
Upstart Securitization Trust, 0.8400%, 9/20/31 (144A) 66,585 65,681
Total Asset-Backed Securities (cost $4,238,799) 3,661,734
Corporate Bonds - 19.5%
Basic Materials - 0.7%
RPM International, Inc., 2.9500%, 1/15/32 314,000 250,873
Communications - 0.2%
FactSet Research Systems, Inc., 2.9000%, 3/1/27 60,000 55,345
Consumer, Cyclical - 1.4%
Hasbro, Inc., 3.9000%, 11/19/29 178,000 161,977
Hasbro, Inc., 5.1000%, 5/15/44 128,000 112,905
LKQ Corp., 5.7500%, 6/15/28 (144A) 105,000 104,427
Marriott International, Inc., 4.0000%, 4/15/28 50,000 47,291
Marriott International, Inc., 3.5000%, 10/15/32 85,000 73,556
500,156
Consumer, Non-cyclical - 5.0%
AbbVie, Inc., 3.2000%, 11/21/29 59,000 53,443
Amgen, Inc., 5.2500%, 3/2/33 76,000 75,850
Amgen, Inc., 5.6500%, 3/2/53 64,000 64,193
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 150,000 117,111
CSL Finance plc, 4.2500%, 4/27/32 (144A) 89,000 84,284
HCA, Inc., 5.2000%, 6/1/28 57,000 56,530
HCA, Inc., 4.1250%, 6/15/29 80,000 74,220
HCA, Inc., 3.5000%, 9/1/30 264,000 232,056
Humana, Inc., 3.1250%, 8/15/29 51,000 45,453
Illumina, Inc., 2.5500%, 3/23/31 87,000 70,911
JBS USA LUX SA, 3.0000%, 5/15/32 (144A) 113,000 88,637
Kenvue, Inc., 5.5000%, 3/22/25 (144A) 352,000 353,386
Pfizer Investment Enterprises Pte. Ltd., 4.4500%, 5/19/28 126,000 123,873
Pfizer Investment Enterprises Pte. Ltd., 4.7500%, 5/19/33 64,000 63,577
S&P Global, Inc., 2.7000%, 3/1/29 82,000 73,860
S&P Global, Inc., 3.7000%, 3/1/52 60,000 48,342
UnitedHealth Group, Inc., 3.7000%, 5/15/27 88,000 85,003
UnitedHealth Group, Inc., 4.2000%, 5/15/32 88,000 83,869
1,794,598

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Energy - 0.2%
Enbridge, Inc., 5.7000%, 3/8/33 $ 61,000 $ 61,837
Financial - 9.8%
Alexandria Real Estate Equities, Inc., 2.0000%, 5/18/32 146,000 111,799
Alexandria Real Estate Equities, Inc., 4.7500%, 4/15/35 116,000 108,216
American Express Co., 5.8500%, 11/5/27 259,000 266,107
American Express Co., 4.0500%, 5/3/29 225,000 214,779
American Express Co., SOFR + 1.8350%, 5.0430%, 5/1/34
‡
76,000 74,540
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
164,000 131,186
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
80,000 64,927
Bank of America Corp., SOFR + 1.3300%, 2.9720%, 2/4/33
‡
250,000 208,843
Boston Properties LP, 4.5000%, 12/1/28 168,000 155,709
Boston Properties LP, 2.5500%, 4/1/32 163,000 124,080
Capital One Financial Corp., SOFR + 2.6400%, 6.3120%, 6/8/29
‡
33,000 33,125
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
139,000 116,057
Equinix, Inc., 1.5500%, 3/15/28 122,000 102,754
Equinix, Inc., 2.5000%, 5/15/31 108,000 88,078
JPMorgan Chase & Co., CME Term SOFR 3 Month + 2.5150%,
2.9560%, 5/13/31
‡
171,000 146,910
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
192,000 162,013
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.8500%, 1.6270%, 5/11/27
‡
201,000 178,542
Morgan Stanley, 3.9500%, 4/23/27 145,000 137,974
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29
‡
45,000 44,542
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
214,000 178,103
Morgan Stanley, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.4300%, 5.9480%, 1/19/38
‡
26,000 25,864
Nasdaq, Inc., 5.3500%, 6/28/28 18,000 18,031
Nasdaq, Inc., 5.5500%, 2/15/34 121,000 122,088
Nasdaq, Inc., 5.9500%, 8/15/53 59,000 60,195
Nasdaq, Inc., 6.1000%, 6/28/63 24,000 24,234
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.3500%, 3.0320%, 11/28/35
‡
239,000 187,402
PNC Financial Services Group, Inc. (The), SOFR + 1.8410%, 5.5820%, 6/12/29
‡
40,000 40,081
PNC Financial Services Group, Inc. (The), SOFRINDX + 2.1400%,
6.0370%, 10/28/33
‡
87,000 89,443
PNC Financial Services Group, Inc. (The), SOFR + 1.9330%, 5.0680%, 1/24/34
‡
103,000 99,373
Sun Communities Operating LP, 2.7000%, 7/15/31 94,000 74,851
Sun Communities Operating LP, 5.7000%, 1/15/33 107,000 105,171
3,495,017
Industrial - 0.6%
Regal Rexnord Corp., 6.3000%, 2/15/30 (144A) 33,000 32,946
Regal Rexnord Corp., 6.4000%, 4/15/33 (144A) 22,000 21,942
Trimble, Inc., 6.1000%, 3/15/33 115,000 116,825
Xylem, Inc., 4.3750%, 11/1/46 50,000 41,631
213,344
Technology - 0.7%
Broadcom Corp., 3.8750%, 1/15/27 86,000 81,994
Micron Technology, Inc., 5.3270%, 2/6/29 70,000 69,203
Oracle Corp., 3.9500%, 3/25/51 64,000 48,052
VMware, Inc., 4.7000%, 5/15/30 46,000 43,670
242,919
Utilities - 0.9%
AES Corp. (The), 2.4500%, 1/15/31 80,000 65,219

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Utilities - (continued)
Southern California Edison Co., 5.8500%, 11/1/27 $ 52,000 $ 53,543
Southern California Edison Co., 5.9500%, 11/1/32 120,000 125,887
Xcel Energy, Inc., 4.6000%, 6/1/32 74,000 70,004
314,653
Total Corporate Bonds (cost $7,790,982) 6,928,742
Foreign Government Bonds - 0.8%
Electricite de France SA, 5.7000%, 5/23/28 (144A) (cost $271,606) 272,000 273,904
Mortgage-Backed Securities - 55.5%
Ajax Mortgage Loan Trust
2.2500%, 6/25/60 (144A)
Ç
65,546 63,024
2.2500%, 9/27/60 (144A)
Ç
11,593 11,373
Angel Oak Mortgage Trust , 3.8600% , 1/26/65 (144A)
‡
22,864 20,895
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.8145%, 6.0361%, 9/15/36 (144A)
‡
1,000,000 973,683
CME Term SOFR 1 Month + 1.7645%, 6.9861%, 9/15/36 (144A)
‡
250,000 238,929
CALI Mortgage Trust , 3.9570% , 3/10/39 (144A) 250,000 193,309
COLT Mortgage Loan Trust , 1.8530% , 3/25/65 (144A)
‡
1,158 1,145
Connecticut Avenue Securities Trust
SOFR30A + 4.2645%, 9.3335%, 8/25/31 (144A)
‡
500,000 522,500
SOFR30A + 1.0000%, 6.0690%, 12/25/41 (144A)
‡
351,911 348,871
SOFR30A + 1.2000%, 6.2690%, 1/25/42 (144A)
‡
384,683 384,359
SOFR30A + 2.0000%, 7.0690%, 3/25/42 (144A)
‡
109,088 109,607
SOFR30A + 2.1000%, 7.1690%, 3/25/42 (144A)
‡
130,773 131,520
FHLMC Gold Pool, 30 Year
4.0000%, 8/1/48 9,074 8,603
4.0000%, 9/1/48 6,182 5,861
FHLMC Gold Pools, Other
3.5000%, 7/1/42 51,738 48,135
3.0000%, 2/1/43 926 832
3.5000%, 2/1/44 474,519 441,048
3.5000%, 1/1/47 295,098 274,880
FHLMC STACR REMIC Trust
SOFR30A + 1.3000%, 6.3690%, 2/25/42 (144A)
‡
174,024 173,048
SOFR30A + 2.1000%, 7.1690%, 3/25/42 (144A)
‡
145,396 145,898
SOFR30A + 3.0645%, 8.1335%, 11/25/49 (144A)
‡
250,000 249,814
FHLMC UMBS
3.5000%, 3/1/43 214 199
3.5000%, 6/1/43 20,753 19,289
4.0000%, 4/1/48 2,519 2,385
4.0000%, 11/1/48 1,842 1,744
4.0000%, 12/1/48 21,881 20,721
4.5000%, 6/1/49 1,420 1,379
4.0000%, 7/1/49 17,362 16,423
4.5000%, 7/1/49 1,801 1,748
4.5000%, 7/1/49 12,055 11,706
4.5000%, 8/1/49 10,784 10,472
4.5000%, 1/1/50 2,014 1,956
4.5000%, 1/1/50 7,214 7,005
4.0000%, 3/1/50 21,683 20,534
4.0000%, 6/1/50 35,438 33,659
4.5000%, 9/1/50 64,713 62,969
4.0000%, 10/1/50 6,152 5,819

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
3.0000%, 2/1/52 $ 8,477 $ 7,509
3.0000%, 2/1/52 11,562 10,211
3.0000%, 3/1/52 16,965 15,025
4.5000%, 3/1/52 1,004 961
3.5000%, 4/1/52 20,002 18,398
3.5000%, 4/1/52 4,118 3,752
3.5000%, 4/1/52 3,766 3,430
3.0000%, 6/1/52 74,108 65,649
3.5000%, 6/1/52 135,865 124,931
3.5000%, 6/1/52 16,944 15,507
3.5000%, 7/1/52 211,384 193,332
4.0000%, 7/1/52 20,528 19,218
4.0000%, 8/1/52 23,301 21,799
4.5000%, 8/1/52 49,176 47,185
4.5000%, 8/1/52 219,707 210,808
4.5000%, 8/1/52 93,917 90,042
5.5000%, 9/1/52 32,165 32,211
5.5000%, 11/1/52 746,047 748,347
5.0000%, 3/1/53 3,906 3,817
5.0000%, 3/1/53 21,019 20,539
5.0000%, 3/1/53 207,551 202,816
5.0000%, 5/1/53 58,421 57,269
5.0000%, 5/1/53 23,758 23,290
5.0000%, 5/1/53 13,419 13,154
5.5000%, 5/1/53 25,398 25,435
5.5000%, 5/1/53 83,172 83,020
5.0000%, 6/1/53 7,619 7,443
5.0000%, 6/1/53 9,933 9,706
5.0000%, 6/1/53 10,653 10,410
5.0000%, 6/1/53 17,730 17,322
5.0000%, 6/1/53 17,987 17,578
5.0000%, 6/1/53 17,232 16,839
5.0000%, 6/1/53 14,059 13,739
5.0000%, 6/1/53 166,512 163,228
5.5000%, 6/1/53 13,433 13,345
5.5000%, 6/1/53 19,174 19,049
5.5000%, 6/1/53 12,835 12,749
5.5000%, 6/1/53 184,127 183,791
5.5000%, 6/1/53 14,854 14,756
FNMA UMBS
2.5000%, 12/1/36 404,181 368,964
4.0000%, 5/1/45 2,628 2,508
4.0000%, 10/1/47 14,286 13,539
4.0000%, 11/1/47 20,784 19,698
4.0000%, 1/1/48 19,574 18,551
4.5000%, 6/1/48 14,597 14,204
4.0000%, 7/1/48 17,485 16,557
4.0000%, 8/1/48 13,092 12,397
4.0000%, 9/1/48 31,354 29,716
4.0000%, 10/1/48 6,564 6,228
4.0000%, 11/1/48 20,447 19,363
4.0000%, 12/1/48 3,244 3,072
3.5000%, 5/1/49 35,695 32,699

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
3.5000%, 6/1/49 $ 97,237 $ 89,376
4.0000%, 6/1/49 2,623 2,481
4.5000%, 6/1/49 1,277 1,240
4.5000%, 8/1/49 1,852 1,799
4.0000%, 9/1/49 13,592 12,858
4.0000%, 11/1/49 3,805 3,609
4.0000%, 11/1/49 42,940 40,663
3.5000%, 12/1/49 110,398 101,473
4.5000%, 1/1/50 34,418 33,491
4.5000%, 1/1/50 2,491 2,419
4.0000%, 3/1/50 12,941 12,255
4.0000%, 3/1/50 34,084 32,277
4.0000%, 3/1/50 62,916 59,692
4.0000%, 4/1/50 5,755 5,434
4.0000%, 8/1/50 7,742 7,310
4.0000%, 9/1/50 73,303 69,345
4.0000%, 10/1/50 68,879 65,322
4.5000%, 10/1/50 41,612 40,491
3.5000%, 2/1/51 13,948 12,777
4.0000%, 3/1/51 3,398 3,214
4.0000%, 3/1/51 176,807 167,261
4.0000%, 3/1/51 1,699 1,609
4.0000%, 10/1/51 349,382 330,518
4.0000%, 10/1/51 24,919 23,573
3.0000%, 12/1/51 470,469 415,270
3.5000%, 1/1/52 19,252 17,709
3.5000%, 2/1/52 48,304 44,419
2.5000%, 3/1/52 123,393 105,015
2.5000%, 3/1/52 576,343 490,684
2.5000%, 3/1/52 215,008 183,092
3.0000%, 3/1/52 42,871 37,854
3.5000%, 3/1/52 63,280 57,934
3.5000%, 3/1/52 107,496 98,779
3.5000%, 3/1/52 206,186 189,291
3.0000%, 4/1/52 36,917 32,687
3.0000%, 4/1/52 31,086 27,442
3.5000%, 4/1/52 22,406 20,570
3.5000%, 4/1/52 10,377 9,462
3.5000%, 4/1/52 5,157 4,697
3.5000%, 4/1/52 31,804 28,998
3.5000%, 4/1/52 17,689 16,114
3.5000%, 4/1/52 6,005 5,471
4.0000%, 4/1/52 25,666 24,145
4.5000%, 4/1/52 4,811 4,608
4.5000%, 4/1/52 4,069 3,897
4.5000%, 4/1/52 2,333 2,234
4.5000%, 4/1/52 1,193 1,142
4.5000%, 4/1/52 1,852 1,774
4.5000%, 4/1/52 2,119 2,029
3.5000%, 5/1/52 29,156 26,675
3.5000%, 5/1/52 16,886 15,394
4.5000%, 5/1/52 6,455 6,183
3.5000%, 6/1/52 55,488 50,936

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
4.0000%, 6/1/52 $ 19,794 $ 18,506
4.0000%, 6/1/52 5,733 5,361
3.5000%, 7/1/52 5,326 4,888
3.5000%, 7/1/52 131,474 120,244
4.0000%, 7/1/52 8,618 8,059
4.5000%, 7/1/52 27,098 26,001
3.5000%, 8/1/52 9,581 8,784
3.5000%, 8/1/52 26,136 23,895
4.5000%, 8/1/52 100,452 96,385
3.5000%, 9/1/52 51,274 46,910
5.0000%, 9/1/52 707,087 691,002
5.5000%, 9/1/52 125,164 124,499
5.5000%, 10/1/52 282,878 283,751
4.5000%, 11/1/52 67,443 65,284
5.0000%, 11/1/52 51,049 50,212
5.5000%, 11/1/52 246,206 246,966
4.5000%, 12/1/52 31,684 30,440
5.0000%, 1/1/53 43,585 42,689
5.0000%, 3/1/53 13,287 12,984
5.5000%, 3/1/53 40,267 40,193
5.0000%, 4/1/53 16,333 15,960
5.0000%, 4/1/53 3,289 3,213
5.0000%, 4/1/53 3,919 3,830
5.5000%, 4/1/53 19,194 19,159
5.5000%, 5/1/53 18,619 18,585
5.5000%, 5/1/53 35,951 35,886
5.0000%, 6/1/53 4,687 4,595
FNMA, Other
3.0000%, 2/1/43 8,450 7,597
3.0000%, 2/1/43 463,403 416,725
3.0000%, 3/1/43 116,226 104,496
4.0000%, 6/1/43 44,998 43,069
4.5000%, 6/1/45 5,084 4,999
3.0000%, 7/1/45 527,670 474,413
3.0000%, 9/1/46 233,297 209,797
3.0000%, 1/1/47 11,542 10,324
3.5000%, 8/1/56 41,899 37,971
3.0000%, 6/1/57 93,883 81,785
3.0000%, 9/1/57 166,176 144,762
3.0000%, 5/1/58 525,360 457,660
FNMA/FHLMC UMBS, 15 Year, Single Family
2.0000%, TBA, 15 Year Maturity
(b)
356,690 315,343
3.0000%, TBA, 15 Year Maturity
(b)
547,502 509,814
3.5000%, TBA, 15 Year Maturity
(b)
455,414 432,230
FNMA/FHLMC UMBS, 30 Year, Single Family , 5.0000% , TBA , 30 Year Maturity
(b)
683,820 668,154
GNMA II, 30 Year
3.0000%, 11/20/46 31,187 28,242
2.5000%, 3/20/51 163,700 141,796
3.0000%, 7/20/51 77,407 69,220
3.0000%, 8/20/51 330,500 295,455
GNMA II, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
(b)
16,983 14,650
3.5000%, TBA, 30 Year Maturity
(b)
230,577 211,915

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GNMA II, 30 Year, Single Family - (continued)
4.0000%, TBA, 30 Year Maturity
(b)
$ 193,300 $ 182,071
4.5000%, TBA, 30 Year Maturity
(b)
950,000 913,889
5.0000%, TBA, 30 Year Maturity
(b)
85,094 83,394
GS Mortgage-Backed Securities Trust , 2.3520% , 9/27/60 (144A)
‡
27,131 24,489
JPMorgan Chase Commercial Mortgage Securities Trust , CME Term SOFR 1
Month + 0.8745% , 6.0965% , 6/15/38 (144A)
‡
500,000 490,038
JPMorgan Mortgage Trust , SOFR30A + 0.9000% , 5.9666% , 3/25/51 (144A)
‡
203,662 190,230
MKT Mortgage Trust , 2.6940% , 2/12/40 (144A) 100,000 67,420
New Residential Mortgage Loan Trust , ICE LIBOR USD 1 Month + 0.9000% ,
6.3125% , 1/25/48 (144A)
‡
103,038 100,123
SREIT Trust , CME Term SOFR 1 Month + 0.8453% , 6.0669% , 11/15/38 (144A)
‡
179,000 175,401
TPI RE-REMIC Trust
0.0000%, 7/25/46 (144A)
¤
9,273 9,228
0.0000%, 8/25/46 (144A)
¤
41,000 40,799
Total Mortgage-Backed Securities (cost $20,746,587) 19,731,220
U.S. Treasury Notes/Bonds - 17.8%
3.0000%, 7/31/24 1,697,000 1,657,956
0.3750%, 9/15/24 311,000 294,272
4.2500%, 12/31/24 520,000 513,114
4.5000%, 7/15/26 93,000 92,978
4.0000%, 6/30/28 882,000 874,903
4.1250%, 7/31/28 851,000 849,471
4.0000%, 7/31/30 422,000 420,351
3.3750%, 5/15/33 1,069,700 1,020,393
3.8750%, 5/15/43 308,000 294,429
3.6250%, 2/15/53 351,400 327,735
Total U.S. Treasury Notes/Bonds (cost $6,459,341) 6,345,602
Preferred Stock - 0.2%
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Rithm Capital Corp., 7.0000%, 11/15/26 (cost $75,000) 3,000 63,900
Investment Companies - 3.4%
Money Market Funds - 3.4%
Janus Henderson Cash Liquidity Fund LLC, 5.2625%
£,∞
(cost $1,193,092) 1,192,853 1,193,092
Total Investments (total cost $40,775,407 ) - 107.5% 38,198,194
Liabilities, net of Cash, Receivables and Other Assets - (7.5%) (2,658,726)
Net Assets - 100.0% $35,539,468
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 37,107,664 97.1%
United Kingdom 450,228 1.2
France 273,904 0.7
Singapore 187,450 0.5
Mexico 117,111 0.3
Canada 61,837 0.2
Total $ 38,198,194 100.0%

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
July 31, 2023

Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
7/31/23
Investment Company - 3.4%
Money Market Funds - 3.4%
Janus Henderson Cash Liquidity Fund LLC, 5.2625%
∞
$ 52,983 $ 500 $ (241) $ 1,193,092
Market Value
at 10/31/22 Purchases Sales
Market Value
at 7/31/23
Investment Company - 3.4%
Money Market Funds - 3.4%
Janus Henderson Cash Liquidity Fund LLC, 5.2625%
∞
$ 2,983,609 $ 21,365,240 $ (23,156,016) $ 1,193,092
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (10.2)%
Mortgage-Backed Securities - (10.2)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.0000%, TBA, 30 Year Maturity
(b)
$ (772,564) $ (676,262)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
(b)
(141,000) (131,683)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
(b)
(1,550,157) (1,484,649)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
(b)
(1,335,483) (1,326,578)
Total Securities Sold Short (proceeds $3,644,552) $ (3,619,172)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (3,619,172) 100.0%
$– – %
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 41 9/29/23 $ 8,324,281 $ (99,923)
U.S. Treasury 5 Year Notes 69 9/29/23 7,370,602 (133,240)
U.S. Treasury Long Bonds 18 9/20/23 2,239,875 (47,638)
U.S. Treasury Ultra Bonds 13 9/20/23 1,718,844 (35,941)
Total - Futures Long (316,742)
Futures Short:
U.S. Treasury 10 Year Notes 17 9/20/23 (1,893,906) 50,849
U.S. Treasury 10 Year Ultra Bonds 13 9/20/23 (1,520,797) 33,468
Total - Futures Short 84,317
Total $(232,425)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.HY.40-V1, Fixed Rate of 5.00% Paid Quarterly 6/20/28 $ 1,500,000 $ 5,349 $ (56,590) $ (61,939)

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
July 31, 2023

Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2023
Futures contracts:
Average notional amount of contracts - long $13,080,618
Average notional amount of contracts - short 3,034,368
Credit default swaps:
Average notional amount - buy protection 1,722,222

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2023

FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of July 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2023.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2023 is $9,286,492 which represents 26.1% of net assets.
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2023

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 3,661,734 $ —
Corporate Bonds — 6,928,742 —
Foreign Government Security — 273,904 —
Mortgage-Backed Securities — 19,731,220 —
U.S. Treasury Notes/Bonds — 6,345,602 —
Preferred Stock 63,900 — —
Investment Companies — 1,193,092 —
Total Investments in Securities $ 63,900 $ 38,134,294 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 84,317 $ — $ —
Total Assets $ 148,217 $ 38,134,294 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 3,619,172 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 56,590 $ —
Futures Contracts 316,742 — —
Total Liabilities $ 316,742 $ 3,675,762 $ —
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70441 09-23